FHLB Advances And Other Debt (Schedule Of FHLB Advances And Other Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
2019, FHLB Weighted Average Rate
2020, FHLB Weighted Average Rate	1.98%
2021, FHLB Weighted Average Rate	2.32%
2022, FHLB Weighted Average Rate	2.05%
2024, FHLB Weighted Average Rate	1.90%
2019, FHLB fixed rate advances		$ 3,500
2020, FHLB fixed rate advances	4,500	4,500
2021, FHLB fixed rate advances	4,000	4,000
2022, FHLB fixed rate advances	1,500	1,500
2024, FHLB fixed rate advances	6,500
Total FHLB fixed rate advances	16,500	13,500
Total variable rate other debt	12,517	6,000
Total	$ 29,017	19,500
Holding Company Credit Facility [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Variable rate other debt, Weighted Average Rate	5.50%
Variable rate other debt	$ 5,000	6,000
Warehouse Facility [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Variable rate other debt, Weighted Average Rate	4.00%
Variable rate other debt	$ 7,517